FACTORING OF ACCOUNTS RECEIVABLE (Details) - Versant - USD ($)		3 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Jan. 01, 2021
FACTORING OF ACCOUNTS RECEIVABLE
Minimum accounts receivable without recourse, the entity has agreed to sell				$ 1,200,000
Total receivables sold under the Factoring Agreement		$ 3,400,000	$ 3,400,000
Payments made for termination of factoring agreement	$ 139,374
Additional amount of Factoring Accounts Receivable		214,497	214,497
Factoring fees paid		$ 214,497	$ 471,396
Minimum
FACTORING OF ACCOUNTS RECEIVABLE
Factoring fees (as a percent)			2.50%
Maximum
FACTORING OF ACCOUNTS RECEIVABLE
Factoring fees (as a percent)			15.00%